Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 2,312	£ 2,783
Derivative financial instruments, liabilities	(7,564)	(9,136)	£ (2,554)
Derivative financial instruments, non-current assets	536	1,609
Derivative financial instruments, non-current liabilities	(7,390)	(9,136)	(2,323)
Derivative financial instruments, current assets	1,776	1,174
Derivative financial instruments, current liabilities	(174)		(231)
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		150
Derivative financial instruments, non-current assets		54
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	81	223
Forward foreign exchange contracts | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	1,145	2,410
Derivative financial instruments, non-current assets	536	1,555
Foreign currency options | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	1,086
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(7,121)	(9,136)	(2,317)
Derivative financial instruments, non-current liabilities	(7,121)	£ (9,136)	(2,317)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(443)		(101)
Derivative financial instruments, non-current liabilities	£ (269)
Forward foreign exchange contracts | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities			(136)
Derivative financial instruments, non-current liabilities			£ (6)